Investments (Details 2) (CNY) In Thousands, unless otherwise specified	12 Months Ended		1 Months Ended
	Dec. 31, 2011	Dec. 31, 2011 JA MEMC	Mar. 31, 2011 JA MEMC JA Yangzhou
Investment in a joint venture
Capital contribution to joint venture	96,211		96,211
Ownership in joint venture (as a percent)			50.00%
Loss for equity investment in a joint venture	1,800	1,800